Derivatives - Gain (loss) included in the Statement of Earnings for changes in the fair value of derivatives that do not qualify for hedge accounting (Details) - Not designated as hedging instrument - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (100)	$ (100)	$ (78)
MBS with embedded derivatives | Realized losses on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(4)	(3)	(7)
Public company warrants | Realized losses on securities
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(3)	0	0
Fixed-indexed and variable-indexed annuities (embedded derivative) | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	[1]	204	(589)	(211)
Equity index call options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(298)	494	141
Equity index put options | Annuity benefits
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		(1)	0	0
Reinsurance contract (embedded derivative) | Net investment income
Derivative, Gain (Loss) on Derivative, Net [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ 2	$ (2)	$ (1)

[1]	The change in fair value of the embedded derivative includes losses related to unlocking of actuarial assumptions of $44 million in 2018, $25 million in 2017 and $17 million in 2016.